CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity	$ 234,030	$ 125,399
Deferred consideration payable	8,326	0
Equipment loan obligations	388	193
Finance lease obligations	5,626	2,436
Total capital	$ 248,370	$ 128,028